Loans Receivable - Schedule of Average Recorded Investment in Impaired Loans and Interest Income Recognized on Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				9 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Impaired [Line Items]
Average Carrying Amount	$ 58,017	[1],[2]	$ 126,589	[2]	$ 58,017	[1],[2]	$ 126,589	[2]	$ 77,734	[1],[3],[4]	$ 183,747	[3]	$ 189,919	[1],[3]	$ 304,060	[3]
Interest Income Recognized	609		1,137		1,549		1,347		2,425		5,519		5,729		7,231
Residential
Financing Receivable, Impaired [Line Items]
Average Carrying Amount	10,142	[1],[2]	26,643	[2]	10,142	[1],[2]	26,643	[2]	17,172	[1],[3],[4]	33,759	[3]	36,164	[1],[3]	50,294	[3]
Interest Income Recognized	65		250		174		604		465		705		1,059		728
Commercial and industrial
Financing Receivable, Impaired [Line Items]
Average Carrying Amount	2,942	[1],[2]	1,043	[2]	2,942	[1],[2]	1,043	[2]	737	[1],[3],[4]	2,425	[3]	2,576	[1],[3]	13,056	[3]
Interest Income Recognized	53		47		79		(11)		83		211		153		321
Land and construction
Financing Receivable, Impaired [Line Items]
Average Carrying Amount	20,590	[1],[2]	26,820	[2]	20,590	[1],[2]	26,820	[2]	19,900	[1],[3],[4]	37,858	[3]	40,702	[1],[3]	87,100	[3]
Interest Income Recognized	260		128		453		71		343		905		848		1,467
Multi-family
Financing Receivable, Impaired [Line Items]
Average Carrying Amount	6,242	[1],[2]	22,297	[2]	6,242	[1],[2]	22,297	[2]	12,131	[1],[3],[4]	28,094	[3]	28,744	[1],[3]	47,427	[3]
Interest Income Recognized	2		305		312		433		449		994		1,122		1,191
Retail/office
Financing Receivable, Impaired [Line Items]
Average Carrying Amount	6,078	[1],[2]	16,775	[2]	6,078	[1],[2]	16,775	[2]	12,607	[1],[3],[4]	34,965	[3]	35,363	[1],[3]	50,994	[3]
Interest Income Recognized	37		13		102		(305)		338		1,187		869		1,674
Other commercial real estate
Financing Receivable, Impaired [Line Items]
Average Carrying Amount	9,893	[1],[2]	29,188	[2]	9,893	[1],[2]	29,188	[2]	12,007	[1],[3],[4]	39,774	[3]	38,923	[1],[3]	46,703	[3]
Interest Income Recognized	185		321		391		472		555		1,172		1,323		1,308
Education
Financing Receivable, Impaired [Line Items]
Average Carrying Amount	274	[1],[2],[5]	538	[2]	274	[1],[2],[5]	538	[2]	338	[1],[3],[4],[5],[6]	662	[3]	615	[1],[3],[6]	789	[3]
Other consumer
Financing Receivable, Impaired [Line Items]
Average Carrying Amount	1,856	[1],[2]	3,285	[2]	1,856	[1],[2]	3,285	[2]	2,842	[1],[3],[4]	6,210	[3]	6,832	[1],[3]	7,697	[3]
Interest Income Recognized	$ 7		$ 73		$ 38		$ 83		$ 192		$ 345		$ 355		$ 542

[1]	Calculated on a trailing 9 month basis for December 31, 2013 and a trailing 12 month basis for March 31, 2013.
[2]	The average carry amount was calculated on a trailing 12 month basis.
[3]	The average carry amount was calculated on a trailing 9 month basis for December 31, 2013 and 2012 and a trailing 12 month basis for March 31, 2013 and 2012.
[4]	Includes ratio-based allowance for loan losses of $2.1 million and $5.7 million associated with loans totaling $12.5 million and $35.9 million at December 31, 2013 and March 31, 2013, respectively, for which individual reviews have not been completed but an allowance established based on the ratio of allowance for loan losses to unpaid principal balance for the loans individually reviewed, by class of loan.
[5]	Excludes the guaranteed portion of education loans 90+ days past due with unpaid principal balance of $6,767 and $8,930 and average carrying amounts totaling $9,787 and $13,730 at June 30, 2014, and December 31, 2013, respectively, that are not considered impaired based on a guarantee provided by government agencies.
[6]	Excludes the guaranteed portion of education loans 90+ days past due with unpaid principal balance of $8,930 and $13,697 and average carrying amounts totaling $13,730 and $21,249 at December 31, 2013 and March 31, 2013, respectively, that are not considered impaired based on a guarantee provided by government agencies.